Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 2,706	$ 874
Trade and other receivables	1,313	1,457
Other financial assets - current	76	98
Other financial assets - non-current	53	83
Current indebtedness	(3)	(1,644)
Trade payables	(326)	(307)
Accruals	(854)	(1,477)
Other financial liabilities - current	(95)	(129)
Long-term indebtedness	(3,213)	(5,382)
Other financial liabilities - non-current	(79)	(279)
Total	(422)	(6,706)
Money market funds	2,390	249
Share repurchase commitment	21
Other Financial Liabilities 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current indebtedness		(1,644)
Trade payables		(307)
Accruals		(1,477)
Other financial liabilities - current		(80)
Long-term indebtedness		(5,382)
Other financial liabilities - non-current		(2)
Total		(8,892)
Cash trade and other receivables [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		874
Trade and other receivables		1,457
Other financial assets - current		78
Other financial assets - non-current		49
Total		2,458
Assets/ (liabilities) at fair value through earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	2,390
Other financial assets - current	1	20
Other financial assets - non-current	16	1
Other financial liabilities - current		(49)
Other financial liabilities - non-current	(2)	(31)
Total	2,405	(59)
Money market funds		249
Derivatives used for hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial liabilities - non-current	(76)	(246)
Total	(76)	(246)
Available for sale [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial assets - non-current		33
Total		$ 33
Assets liabilities at amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	316
Trade and other receivables	1,313
Other financial assets - current	75
Other financial assets - non-current	14
Current indebtedness	(3)
Trade payables	(326)
Accruals	(854)
Other financial liabilities - current	(95)
Long-term indebtedness	(3,213)
Other financial liabilities - non-current	(1)
Total	(2,774)
Assets at Fair Value through Other Comprehensive Income [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial assets - non-current	23
Total	$ 23